Share-based payments	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Share-based payments	Share-based payments
21.1Details of the share-based plans of the Entity
Currently grants shares to its executives and employees as follows:

i.A trust was established in 2018 by the resolution of the general ordinary stockholders meeting on January 6, 2015, as the "20-20 Long Term Incentive Plan," this compensation plan was extended for the period 2021 to 2025, "Level 3 Long Term Incentive Plan," by a resolution of the general ordinary stockholders meeting on March 13, 2020; and further extended for the period 2024 to 2028, as the “New Long Term Incentive Plan” by resolution of the general ordinary stockholders meeting in March 2024.
ii.The plan is share-based and is calculated by comparing Vesta's Total Relative Return, stock price appreciation, plus dividend payments over the preceding three years with the same metric calculated for Entity's peers. Under the plan, if Vesta is at the median of the group, the grant would be equal to the expected share grant; if Vesta is the worst performer, there would be no grant, and if Vesta is the best performer, the grant would be 150% of the expected share amount. In addition, for some executives, a portion of their short-term annual cash bonus is granted as an additional stock bonus with an equity-plus premium of 20% additional shares.
iii.The grant and the equity-plus are delivered to management over three years after the grant year, thus providing a solid executive retention tool. The granted shares are deposited to a Trust that manages the shares' delivery to the employees as per the schedules described above.

iv.The Shareholder Assembly of January 2015 assembly approved 10.4 million shares for the Vesta Vision 2020 LTI plan. In March 2020, the shareholder approved 13.8 million shares for the Level 3 LTI plan. In March 2024, the shareholder approved 20.0 million shares for the New LTI plan.

v.The Shareholder Assembly of January 2025 modified the methodology to compute the share-based compensation to the comparison of Vesta's Total Relative Return, stock price appreciation, plus dividend payments over the preceding three years with the same metric calculated for our peers in the industrial real-estate and incorporates industrial real-estate indexes from NYSE and BMV. A target number of shares is allocated at the beginning of each year and shares are granted at the end of the year from a minimum of 50% to a maximum of 150% of the expected shares according to the comparison. The additional stock bonus with an equity-plus premium of 20% additional shares is maintained.

					Plan Parameters
Grant Year	Total Relative Return (*)	Shares granted in LTI	Equity Plus Guaranteed Shares	Cumulative Exercised Shares	Shares in trust	MIN	TARGET	MAX

2015	0%	$-	$-	$-	$-	$-	1,738,037	2,600,000
2016	55%	863,499	483,826	(1,347,325)	-	695,215	1,738,037	2,607,056
2017	40%	637,200	944,674	(1,581,873)	-	695,215	1,738,037	2,607,056
2018	145%	3,423,106	753,372	(4,176,478)	-	1,000,000	2,500,000	3,750,000
2019	150%	3,550,449	515,706	(4,066,156)	-	1,000,000	2,500,000	3,750,000
2020	150%	3,707,949	520,492	(4,228,441)	-	1,000,000	2,500,000	3,750,000
2021	143%	3,760,851	525,181	(4,286,032)	-	1,100,000	2,750,000	4,125,000
2022	143%	3,763,449	592,318	(2,906,325)	1,449,442	1,100,000	2,750,000	4,125,000
2023	143%	3,722,427	379,372	(1,367,266)	2,734,533	1,100,000	2,750,000	4,125,000
2024	128%	3,978,481	435,056	-	4,413,537	1,545,642	3,091,283	4,636,925
2025	50%	1,752,389	-	-	-	1,545,642	3,091,283	4,636,925

Total		$29,159,800	$5,149,997	$(23,959,896)	$8,597,512
*Calculated for the previous three years.
21.2Fair value of share options granted in the year
Vesta Long Term Incentive Plan - Based on the Relative Total Return, entity share price performance plus dividends relative to the performance of its peer set, for the last three calendar years ended December 31, 2025, 2024 and 2023. The calculation resulted in a grant of 1,752,389, 3,978,481 and 3,722,427 shares, with a market value of $5,373,224, $10,444,634 and $14,857,978, respectively.
21.3Compensation expense recognized
The long-term incentive expense for the years ended December 31, 2025, 2024 and 2023 was as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Share-based compensation expense	$9,072,796	$8,982,488	$8,001,830

Total share-based compensation expense	$9,072,796	$8,982,488	$8,001,830
Compensation expenses related to these plans will continue to be accrued through the end of the service period.

The Share-based compensation expense for the years ended December 31, 2025, 2024 and 2023 was as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Share-based compensation expense	$557,668	$—	$—

Total share-based compensation expense	$557,668	$—	$—

Share awards outstanding at the end of the year
As of December 31, 2025, 2024 and 2023, there are 8,597,512, 8,415,124, and 8,655,670 shares outstanding, respectively, with a weighted average remaining contractual life of 13 months. All of the shares granted but outstanding to be delivered were in the trust during the vesting period.